Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (799,735)	$ (2,108,089)	$ (6,970,072)	$ (6,834,023)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation		5,404	18,243	16,927
Stock-based compensation	41,025	51,574	194,896	57,158
Impairment loss			382,961
Loss on disposal of asset			44,332
Stock issued for services				40,000
Changes in operating assets and liabilities:
Prepaid expenses and other assets	136,392	56,641	(322,912)	(116,719)
Accounts payable and accrued liabilities	11,105	7,423	151,736	598,638
Accrued compensation	(10,000)	(142,295)	(132,293)	69,804
Deferred revenue	(8,750)	(18,750)	(12,983)	28,400
Net cash used in operating activities	(629,963)	(2,148,092)	(6,646,091)	(6,139,815)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets		(13,841)	(28,972)	(37,059)
Net cash used in investing activities		(13,841)	(28,972)	(37,059)
CASH FLOWS FROM FINANCING ACTIVITIES:
Purchase of preferred stock	(10,000)
Purchase of treasury stock	(40,000)		(450,000)
Proceeds from PPP loan			365,430
Repayment of oversubscription				(40,000)
Net cash used in financing activities	(50,000)		(84,570)	(40,000)
DECREASE IN CASH	(679,963)	(2,161,933)	(6,759,633)	(6,216,874)
CASH, BEGINNING OF PERIOD	1,079,839	7,839,472	7,839,472	14,056,346
CASH, END OF PERIOD	399,876	5,677,539	1,079,839	7,839,472
NON-CASH INVESTING AND FINANCING ACTIVITIES:
ROU asset		209,419	746,125
ST operating lease liability		102,251	61,264
LT operating lease liability		$ 102,413	684,861
Unpaid treasury stock			$ 100,000